Taxes on Income (Details) - Schedule of components of income (loss) before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of income (loss) before income taxes [Abstract]
Domestic (Israel)	$ (3,043)	$ (6,030)	$ (4,271)
Foreign	945	891	499
Loss before income taxes	$ (2,098)	$ (5,139)	$ (3,772)